MassMutual Transitions Select

MassMutual Evolution

MassMutual Transitions

MassMutual Artistry

Panorama Passage

Panorama Premier

Supplement dated April 17, 2006 to the variable annuity prospectuses dated May 1, 2005.

(For Panorama Passage and MassMutual Artistry contracts issued in New York and for Panorama Premier contracts issued in New York and New Jersey, the term “contract” in this supplement should be read as “certificate”.)

Fund Substitutions

On April 28, 2006, we will be implementing fund substitutions as described in this supplement.

Why We Are Implementing The Substitutions. As a result of the substitutions, MassMutual will become investment adviser to many of the funds we offer. Additionally, we have hired investment firms as sub-advisers to some of the funds and the sub-advisers will manage the day-to-day security selection and portfolio construction. The sub-advisors are listed later in this supplement. The sub-advised structure should allow us to act more quickly and efficiently to protect the interests of those invested in these funds if the investment strategy changes or the management team or performance of one or more of the sub-advisers does not meet expectations. Additionally, the substitutions should simplify compliance, accounting and auditing and, generally, allow us to administer your contract more efficiently.

Transfer of Contract Value from the Replaced Funds to the Replacement Funds. Effective April 28, 2006, any contract value invested in a replaced fund will be automatically transferred to the applicable replacement fund. This transfer will not be assessed a transfer fee or be counted toward free transfers allowed each year.

Replaced Fund	Replacement Fund	Replacement Fund Sub-Advisor

American Century VP Income & Growth Fund	MML Income & Growth Fund	American Century Investment Management, Inc.

American Century VP Value Fund	MML Mid Cap Value Fund	American Century Investment Management, Inc.

American Funds Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	Capital Guardian Trust Company

American Funds Growth-Income Fund (Class 2)	MML Growth & Income Fund	Capital Guardian Trust Company

Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Capital Guardian Trust Company

Fidelity VIP Growth Opportunities Portfolio (Service Class) [2,3]	MML Growth and Income Fund[2,3]	Capital Guardian Trust Company

Fidelity VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Alliance Capital Management L.P.

Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Goldman Sachs Asset Management

Janus Aspen Balanced Portfolio (Institutional Shares) [2,3]	MML Blend	Babson Capital Management LLC

PS05-30

Replaced Fund	Replacement Fund	Replacement Fund Sub-Advisor
Janus Aspen Balanced Portfolio (Service Shares) [1]	MML Blend	Babson Capital Management LLC

Janus Aspen Forty Portfolio (Institutional Shares) [2,3]	MML Concentrated Growth Fund Class II2, 3	Legg Mason Capital Management, Inc.

Janus Aspen Forty Portfolio (Service Shares) [1]	MML Concentrated Growth Fund Class I1	Legg Mason Capital Management, Inc.

Janus Aspen Worldwide Growth Portfolio (Institutional Shares) [2,3]	MML Global Fund Class II2, 3	Neuberger Berman Management, Inc.

Janus Aspen Worldwide Growth Portfolio (Service Shares) [1]	MML Global Fund Class I1	Neuberger Berman Management, Inc.

MFS Investors Trust Series	MML Enhanced Index Core Equity	Babson Capital Management LLC

MFS New Discovery Series	MML Small Cap Index Fund	Northern Trust Investments, N.A.

Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Northern Trust Investments, N.A.

T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Portfolio[3]	MML Mid Cap Growth Fund[3]	T. Rowe Price Associates, Inc.

Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Investment Counsel, LLC

1.	Not available through MassMutual Artistry, Panorama Premier or Panorama Passage
2.	Not available through MassMutual Transitions
3.	Not available through MassMutual Transitions Select and MassMutual Evolution

Free Transfer Period. From the date of this supplement through close of business on May 31, 2006, if you make a transfer out of either a replaced fund or a replacement fund, that transfer will not be assessed a transfer fee or be counted toward free transfers allowed each year.

Impact on Systematic Programs and Future Purchase Payment Allocations. Effective April 28, 2006, if any of the following programs utilize a replaced fund, the replacement fund will become the utilized investment choice: Systematic Withdrawal Program; Automatic Investment Plan; Automatic Rebalancing Program; Transfers from a DCA Fixed Account; Dollar Cost Averaging Program; Interest Sweep Option; Asset Allocation Models; and Purchase Payment Allocation Instructions.

All programs are not available in all contracts. Refer to your prospectus to determine which programs are available in your contract.

We will provide all affected contract owners with written confirmation that the fund substitutions have occurred.

If you have questions about this supplement, or wish to revise any instructions you have on file with us, contact your registered representative or call the Annuity Service Center at (800) 272-2216 (press 2), Monday through Friday, between 8 a.m. and 8 p.m. Eastern time.

PS05-30